SALARIES AND SOCIAL SECURITY PAYABLES - Payables (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	$ 20,846	$ 20,579
Termination benefits	1,417	1,060
Total current salaries and security payables	22,263	21,639
Non-current
Termination benefits	1,546	1,268
Total non-current salaries and security payables	1,546	1,268
Total salaries and social security payables	$ 23,809	$ 22,907